Acquisition of subsidiaries - Fair value of identifiable assets and liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 28, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	May 31, 2023	Feb. 27, 2023	Nov. 30, 2022	Aug. 31, 2022	Aug. 04, 2022	Jul. 29, 2022	Apr. 06, 2022	Jan. 07, 2022	Sep. 02, 2021	Aug. 31, 2021	Apr. 01, 2021	Mar. 31, 2021	Dec. 30, 2020	Nov. 17, 2020	Sep. 01, 2020	Aug. 28, 2020
Assets
Cash equivalents		R$ 71,994	R$ 133,806	R$ 175,455
Trade receivables		203,871	310,955	691,983
Inventories		214,724	212,513	449,865
Other assets		63,839	51,341	86,962
Property, plant and equipment		8,525	32,738	25,854
Intangible assets		33,477	54,686	141,262
Identifiable assets acquired		596,430	796,039	1,571,381
Liabilities
Trade payables		229,963	294,536	934,372
Borrowings		25,756	85,097	76,915
Provision for contingencies		10,245	11,362
Other liabilities		114,089	68,753	92,894
Liabilities assumed on acquisition		380,053	459,748	1,104,181
Total identifiable net assets at fair value		216,376	336,291	467,200		R$ (574,059)
Non-controlling interests		(14,389)	(62,746)	(36,164)
Goodwill arising on acquisition		100,481	71,348	135,735
Gain on bargain purchase		0	18,295	0
Consideration transferred		302,468	326,598	566,771
Cash paid		127,547	206,672	374,433
Shares issued		12,296	30,307	30,854
Payable in installments		R$ 162,625	R$ 89,619	R$ 161,484
Floema Soluções Nutricionais de Cultivos Ltda.
Assets
Cash equivalents									R$ 24,167
Trade receivables									19,892
Inventories									52,133
Other assets									11,739
Property, plant and equipment									1,152
Intangible assets									14,879
Identifiable assets acquired									123,962
Liabilities
Trade payables									88,902
Borrowings									0
Provision for contingencies									0
Other liabilities									1,543
Liabilities assumed on acquisition									90,445
Total identifiable net assets at fair value									33,517
Non-controlling interests
Goodwill arising on acquisition									25,796
Consideration transferred									59,313
Cash paid									25,294
Shares issued									12,296
Payable in installments									R$ 21,723
Casa Trevo Participações S.A.
Assets
Cash equivalents								R$ 12,306
Trade receivables								32,106
Inventories								61,734
Other assets								4,750
Property, plant and equipment								867
Intangible assets								1,676
Identifiable assets acquired								113,439
Liabilities
Trade payables								48,070
Borrowings								0
Provision for contingencies								10,245
Other liabilities								13,659
Liabilities assumed on acquisition								71,974
Total identifiable net assets at fair value								41,465
Non-controlling interests								(6,220)
Goodwill arising on acquisition								9,625
Consideration transferred								44,870
Cash paid								23,619
Shares issued								0
Payable in installments								R$ 21,251
Provecampo S.A.S.
Assets
Cash equivalents										R$ 10,479
Trade receivables										7,499
Inventories										11,320
Other assets										23
Property, plant and equipment										983
Intangible assets										12,117
Identifiable assets acquired										42,421
Liabilities
Trade payables										10,980
Borrowings										0
Provision for contingencies										0
Other liabilities										6,910
Liabilities assumed on acquisition										17,890
Total identifiable net assets at fair value										24,531
Non-controlling interests										0
Goodwill arising on acquisition										2,010
Consideration transferred										26,541
Cash paid										17,682
Shares issued										0
Payable in installments										R$ 8,859
Sollo Sul Insumos Agrícolas Ltda
Assets
Cash equivalents							R$ 16,307
Trade receivables							132,467
Inventories							84,226
Other assets							46,663
Property, plant and equipment							2,372
Intangible assets							2,083
Identifiable assets acquired							284,118
Liabilities
Trade payables							80,811
Borrowings							25,756
Provision for contingencies							0
Other liabilities							87,921
Liabilities assumed on acquisition							194,488
Total identifiable net assets at fair value							89,630
Non-controlling interests							0
Goodwill arising on acquisition							57,719
Consideration transferred							147,349
Cash paid							52,832
Shares issued							0
Payable in installments							R$ 94,517
Cromo Indústria Química LTDA.
Assets
Cash equivalents					R$ 8,735
Trade receivables					11,907
Inventories					5,311
Other assets					664
Property, plant and equipment					3,151
Intangible assets					2,722
Identifiable assets acquired					32,490
Liabilities
Trade payables					1,200
Borrowings					0
Provision for contingencies					0
Other liabilities					4,056
Liabilities assumed on acquisition					5,256
Total identifiable net assets at fair value					27,233
Non-controlling interests					(8,169)
Goodwill arising on acquisition					5,331
Consideration transferred					24,395
Cash paid					8,120
Shares issued					0
Payable in installments					R$ 16,275
Produtiva Agronegócios Comércio e Representações S.A.
Assets
Cash equivalents													R$ 53,699
Trade receivables													27,610
Inventories													46,261
Other assets													8,472
Property, plant and equipment													1,223
Intangible assets													26,074
Identifiable assets acquired													163,339
Liabilities
Trade payables													77,063
Borrowings													0
Provision for contingencies													0
Other liabilities													8,898
Liabilities assumed on acquisition													85,961
Total identifiable net assets at fair value													77,378
Non-controlling interests													0
Goodwill arising on acquisition													9,491
Consideration transferred													86,869
Cash paid													36,385
Shares issued													22,500
Payable in installments													R$ 27,984
Grupo Cenagro S.A.S.
Assets
Cash equivalents														R$ 2,142
Trade receivables														11,792
Inventories														22,670
Other assets														12,225
Property, plant and equipment														1,266
Intangible assets														2,602
Identifiable assets acquired														52,697
Liabilities
Trade payables														17,008
Borrowings														3,045
Provision for contingencies														0
Other liabilities														18,410
Liabilities assumed on acquisition														38,463
Total identifiable net assets at fair value														14,234
Non-controlling interests														(2,847)
Goodwill arising on acquisition														11,468
Consideration transferred														22,855
Cash paid														16,724
Shares issued														0
Payable in installments														6,131
Cenagral S.A.S
Assets
Cash equivalents														1,064
Trade receivables														7,492
Inventories														5,833
Other assets														1,023
Property, plant and equipment														363
Intangible assets														7,437
Identifiable assets acquired														23,212
Liabilities
Trade payables														2,097
Borrowings														0
Provision for contingencies														0
Other liabilities														5,750
Liabilities assumed on acquisition														7,847
Total identifiable net assets at fair value														15,365
Non-controlling interests														(3,073)
Goodwill arising on acquisition														9,003
Consideration transferred														21,295
Cash paid														15,376
Shares issued														0
Payable in installments														R$ 5,919
Union Agro S.A.
Assets
Cash equivalents	R$ 66,256
Trade receivables	117,882
Inventories	42,435
Other assets	4,524
Property, plant and equipment	26,659
Intangible assets	8,293
Identifiable assets acquired	266,049
Liabilities
Trade payables	24,750
Borrowings	25,157
Provision for contingencies	11,362
Other liabilities	9,923
Liabilities assumed on acquisition	71,192
Total identifiable net assets at fair value	194,857
Non-controlling interests	(52,611)
Gain on bargain purchase	18,295
Consideration transferred	123,951
Cash paid	103,800
Shares issued	0
Payable in installments	R$ 20,151
Facirolli Comércio e Representações Ltda
Assets
Cash equivalents												R$ 9,028
Trade receivables												98,201
Inventories												85,683
Other assets												22,204
Property, plant and equipment												2,642
Intangible assets												6,015
Identifiable assets acquired												223,773
Liabilities
Trade payables												136,086
Borrowings												50,701
Provision for contingencies												0
Other liabilities												25,029
Liabilities assumed on acquisition												211,816
Total identifiable net assets at fair value												11,957
Non-controlling interests												(4,215)
Goodwill arising on acquisition												33,218
Consideration transferred												40,960
Cash paid												18,813
Shares issued												0
Payable in installments												R$ 22,147
Nova Geração Comércio de Produtos Agrícolas Ltda
Assets
Cash equivalents											R$ 1,617
Trade receivables											47,978
Inventories											9,631
Other assets											2,893
Property, plant and equipment											585
Intangible assets											4,265
Identifiable assets acquired											66,969
Liabilities
Trade payables											37,532
Borrowings											6,194
Provision for contingencies
Other liabilities											743
Liabilities assumed on acquisition											44,469
Total identifiable net assets at fair value											22,500
Non-controlling interests											0
Goodwill arising on acquisition											8,168
Consideration transferred											30,668
Cash paid											15,574
Shares issued											7,807
Payable in installments											R$ 7,287
Integra Soluções Agrícolas Ltda.
Assets
Cash equivalents																			R$ 19,905
Trade receivables																			21,543
Inventories																			30,774
Other assets																			5,489
Property, plant and equipment																			832
Intangible assets																			8,398
Identifiable assets acquired																			86,941
Liabilities
Trade payables																			47,082
Borrowings																			48
Other liabilities																			6,287
Liabilities assumed on acquisition																			53,417
Total identifiable net assets at fair value																			33,524
Non-controlling interests																			0
Goodwill arising on acquisition																			22,259
Consideration transferred																			55,783
Cash paid																			27,723
Shares issued																			12,848
Payable in installments																			R$ 15,212
Qualiciclo Agrícola S.A.
Assets
Cash equivalents																		R$ 42,259
Trade receivables																		81,377
Inventories																		110,946
Other assets																		31,940
Property, plant and equipment																		9,914
Intangible assets																		16,648
Identifiable assets acquired																		293,084
Liabilities
Trade payables																		205,861
Borrowings																		5,518
Other liabilities																		4,873
Liabilities assumed on acquisition																		216,252
Total identifiable net assets at fair value																		76,832
Non-controlling interests																		(22,458)
Goodwill arising on acquisition																		19,231
Consideration transferred																		73,605
Cash paid																		34,021
Shares issued																		0
Payable in installments																		R$ 39,584
América Insumos Agrícolas Ltda.
Assets
Cash equivalents																	R$ 7,576
Trade receivables																	76,123
Inventories																	58,188
Other assets																	3,840
Property, plant and equipment																	603
Intangible assets																	40,816
Identifiable assets acquired																	187,146
Liabilities
Trade payables																	114,474
Borrowings																	0
Other liabilities																	18,871
Liabilities assumed on acquisition																	133,345
Total identifiable net assets at fair value																	53,801
Non-controlling interests																	0
Goodwill arising on acquisition																	7,841
Consideration transferred																	61,642
Cash paid																	42,505
Shares issued																	0
Payable in installments																	R$ 19,137
Cultivar Agrícola e Comércio, Importação e Exportação Ltda
Assets
Cash equivalents															R$ 44,223
Trade receivables															231,784
Inventories															68,471
Other assets															11,505
Property, plant and equipment															2,770
Intangible assets															8,375
Identifiable assets acquired															367,128
Liabilities
Trade payables															217,486
Borrowings															50,870
Other liabilities															16,795
Liabilities assumed on acquisition															285,151
Total identifiable net assets at fair value															81,977
Non-controlling interests															(13,706)
Goodwill arising on acquisition															6,467
Consideration transferred															74,738
Cash paid															54,184
Shares issued															0
Payable in installments															R$ 20,554
Desempar Participações Ltda.
Assets
Cash equivalents																R$ 59,428
Trade receivables																251,002
Inventories																178,697
Other assets																34,119
Property, plant and equipment																7,652
Intangible assets																55,579
Identifiable assets acquired																586,477
Liabilities
Trade payables																348,213
Borrowings																17,231
Other liabilities																45,966
Liabilities assumed on acquisition																411,410
Total identifiable net assets at fair value																175,067
Non-controlling interests																0
Goodwill arising on acquisition																72,933
Consideration transferred																248,000
Cash paid																188,000
Shares issued																0
Payable in installments																R$ 60,000
Agrobiológica Soluções Naturais Ltda.
Assets
Cash equivalents																				R$ 2,064
Trade receivables																				30,154
Inventories																				2,789
Other assets																				69
Property, plant and equipment																				4,083
Intangible assets																				11,446
Identifiable assets acquired																				50,605
Liabilities
Trade payables																				1,256
Borrowings																				3,248
Other liabilities																				102
Liabilities assumed on acquisition																				4,606
Total identifiable net assets at fair value																				45,999
Non-controlling interests																				0
Goodwill arising on acquisition																				7,004
Consideration transferred																				53,003
Cash paid																				28,000
Shares issued																				18,006
Payable in installments																				R$ 6,997